UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida — 99.0%
Corporate — 4.1%
County of Hillsborough Florida IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$1,000	$1,154,750
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,358,400

		3,513,150

County/City/Special District/School District — 31.6%
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,648,800
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,317,660
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,842,675
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	6,229,031
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,541,160
County of Northern Palm Beach Florida Improvement District, Refunding, Special Assessment Bonds, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	1,000,840
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	568,862
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series A, 6.10%, 5/01/23	3,015	2,275,752
Stevens Plantation Florida Imports Project Dependant Special District, RB, 6.38%, 12/31/49 (a)(b)	2,425	1,808,468
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	820	763,633

		26,996,881

Municipal Bonds	Par (000)	Value

Florida (continued)
Education — 3.0%
County of Orange Florida Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	$725	$823,651
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	500	569,160
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,120,820

		2,513,631

Health — 15.7%
County of Highlands Florida Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,460,040
County of Hillsborough Florida IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,613,025
County of Marion Florida Hospital District, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/17 (c)	1,500	1,713,705
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.00%, 6/01/15	200	202,078
3.00%, 6/01/16	140	142,212
3.00%, 6/01/17	190	192,746
3.25%, 6/01/18	195	198,212
3.50%, 6/01/19	200	204,174
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	4,735	5,180,421
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	1,285	1,493,902

		13,400,515

BlackRock Florida Municipal 2020 Term Trust	April 30, 2014	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Florida (continued)
Housing — 1.0%
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	$230	$234,655
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 4.70%, 7/01/22	470	482,812
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.63%, 10/01/39	140	141,346

		858,813

State — 13.7%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,208,645
4.00%, 10/01/20	1,105	1,207,511
4.00%, 10/01/21	500	543,255
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 4/01/20 (d)	4,000	3,325,360
Series B-2 (AGM), 4.00%, 10/01/20	655	711,906
State of Florida Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	1,000	1,192,420
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	3,000	3,523,710

		11,712,807

Transportation — 20.5%
County of Broward Florida, Refunding ARB, Series P-1, AMT, 5.00%, 10/01/20	2,500	2,900,625
County of Broward Florida Fuel System, RB, Lauderdale Fuel Faciilities, Series A (AGM), AMT, 5.00%, 4/01/20	160	179,960
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 9/01/20	2,500	2,871,875

Municipal Bonds	Par (000)	Value

Florida (concluded)
Transportation (concluded)
County of Lee Florida Transportation Facilities, Refunding RB, Series B (AMBAC):
5.00%, 10/01/20	$2,250	$2,287,687
5.00%, 10/01/22	3,000	3,046,410
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,580,301
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	1,500	1,742,940
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 7/01/20	550	644,617
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,329,524
Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	917,739

		17,501,678

Utilities — 9.4%
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 8/01/20	1,200	1,386,132
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,727,480
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 7/01/19	510	581,272
Florida Governmental Utility Authority, Refunding RB, Lehigh Utility (AGM), 5.00%, 10/01/20	635	726,872
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 4/01/20	530	594,957

		8,016,713

Total Municipal Bonds in Florida		84,514,188

Guam — 0.5%
Utilities — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	100	111,509

BlackRock Florida Municipal 2020 Term Trust	April 30, 2014	2

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Guam (concluded)
Utilities (concluded)
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	$310	$358,078

Total Municipal Bonds in Guam		469,587

Total Municipal Bonds — 99.5%		84,983,775

Municipal Bonds Transferred to Tender Option Bond (TOB) Trust (e)
Florida — 0.3%
Housing — 0.3%
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	285	295,867
Total Long-Term Investments (Cost — $82,023,347) — 99.8%		85,279,642

Short-Term Securities — 2.2%	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	1,838,919	$1,838,919

Total Short-Term Securities (Cost — $1,838,919) — 2.2%		1,838,919

Total Investments (Cost — $83,862,266) — 102.0%		87,118,561
Other Assets Less Liabilities — 1.0%		816,435
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.2%)		(190,037)
AMPS, at Liquidation Value — (2.8%)		(2,375,000)

Net Assets Applicable to Common Shares — 100.0%		$85,369,959

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$83,666,215

Gross unrealized appreciation	$4,772,735
Gross unrealized depreciation	(1,510,389)

Net unrealized appreciation	$3,262,346

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

FFI Institutional Tax-Exempt Fund	2,293,772	(454,853)	1,838,919	$774

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.

BlackRock Florida Municipal 2020 Term Trust	April 30, 2014	3

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$85,279,642	—	$85,279,642
Short-Term Securities	$1,838,919	—	—	1,838,919

Total	$1,838,919	$85,279,642	—	$87,118,561

[1] See above Schedule of Investments for values in each sector.
The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, TOB Trust Certificates of $(190,000) is categorized as Level 2 within the disclosure hierarchy:
There were no transfers between levels during the period ended April 30, 2014.

BlackRock Florida Municipal 2020 Term Trust	April 30, 2014	4

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 23, 2014